Cover	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ALE Group Holding Limited
Entity Central Index Key	0001806905
Entity File Number	001-38773
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Unit 1005, 10/F, Tower A
Entity Address, Address Line Two	New Mandarin Plaza14 Science Museum Road
Entity Address, Address Line Three	Tsim Sha Tsui
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	19,200,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tak Ching (Anthony) Poon
Entity Address, Address Line One	Unit 1005, 10/F, Tower A
Entity Address, Address Line Two	New Mandarin Plaza14 Science Museum Road
Entity Address, Address Line Three	Tsim Sha Tsui
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	(+852)
Local Phone Number	3620 2688